Investments (Activity For Accretable Yield on PCI Investments) (Details) (Fixed maturity securities [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accretable yield on purchased distressed assets acquired
Accretable yield, beginning of period	$ 309	$ 320
Accretion	(24)	(18)
Disposals	(8)	(4)
Reclassification to/ from nonaccretable difference	(24)	(22)
Accretable yield, end of period	308	309
Investments Purchased [Member]
Accretable yield on purchased distressed assets acquired
Additions	$ 55	$ 33